Schedule of Investments (unaudited) January 31, 2024	BlackRock Sustainable Emerging Markets Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 8.9%
Arezzo Industria e Comercio SA	76,256	$963,359
B3 SA - Brasil Bolsa Balcao	582,321	1,538,548
Banco Bradesco SA, ADR	42,114	130,553
Hapvida Participacoes e Investimentos SA (a)(b)	2,539,820	1,989,040
Lojas Renner SA	357,826	1,159,193
Sendas Distribuidora S/A	376,325	1,037,583

		6,818,276

China — 16.6%
Alibaba Group Holding Ltd.	269,592	2,417,963
Alibaba Group Holding Ltd., ADR	12,548	905,589
Asymchem Laboratories Tianjin Co. Ltd., Class A	59,000	703,634
China Mengniu Dairy Co. Ltd.	437,000	968,270
China Merchants Bank Co. Ltd., Class A	150,800	645,295
China Merchants Bank Co. Ltd., Class H	277,000	1,009,772
Contemporary Amperex Technology Co. Ltd., Class A	56,600	1,194,489
Ganfeng Lithium Group Co. Ltd., Class H (b)	199,400	532,658
Industrial & Commercial Bank of China Ltd., Class H	1,805,000	879,269
KE Holdings, Inc., ADR	81,134	1,149,669
LONGi Green Energy Technology Co. Ltd., Class A	198,810	535,221
Tencent Holdings Ltd.	10,600	367,940
Tencent Holdings Ltd., ADR	2,421	84,348
Wuxi Biologics Cayman, Inc. (a)(b)	228,000	599,990
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	244,800	715,138

		12,709,245

Greece — 0.8%
National Bank of Greece SA (a)	78,794	599,077

Hong Kong — 1.7%
AIA Group Ltd.	167,200	1,311,252

Hungary — 1.8%
OTP Bank Nyrt	29,581	1,370,452

India — 14.2%
Aditya Birla Capital Ltd. (a)	402,525	829,168
Alkem Laboratories Ltd.	14,942	898,366
Axis Bank Ltd.	109,587	1,408,994
Cipla Ltd.	50,805	826,302
Crompton Greaves Consumer Electricals Ltd.	248,101	906,002
HDFC Bank Ltd.	145,289	2,555,032
Hindustan Unilever Ltd.	28,554	853,812
Infosys Ltd.	77,107	1,537,217
Marico Ltd.	158,931	1,010,895

		10,825,788

Indonesia — 4.2%
Bank Central Asia Tbk PT	2,303,200	1,393,497
Bank Rakyat Indonesia Persero Tbk PT	5,041,700	1,816,198

		3,209,695

Kazakhstan — 2.0%
Kaspi.KZ JSC, ADR	2,000	184,000
Kaspi.KZ JSC, GDR	14,272	1,313,024

		1,497,024

Mexico — 5.9%
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	118,522	1,085,060
Grupo Financiero Banorte SAB de CV, Class O	168,898	1,717,880
Wal-Mart de Mexico SAB de CV	406,607	1,679,913

		4,482,853

Security	Shares	Value

South Africa — 5.7%
Gold Fields Ltd.	49,568	$731,389
Gold Fields Ltd., ADR	47,710	706,108
Naspers Ltd., Class N	12,403	2,078,311
Shoprite Holdings Ltd.	58,044	841,681

		4,357,489

South Korea — 10.6%
Samsung Biologics Co. Ltd. (a)(b)	2,620	1,649,217
Samsung Electronics Co. Ltd.	93,936	5,104,184
Samsung Electronics Co. Ltd., GDR	993	1,357,002

		8,110,403

Taiwan — 13.7%
Accton Technology Corp.	60,000	1,009,353
Delta Electronics, Inc.	123,000	1,100,677
Taiwan Semiconductor Manufacturing Co. Ltd.	365,000	7,306,750
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,291	1,049,511

		10,466,291

Thailand — 2.6%
Advanced Info Service PCL, NVDR	166,400	1,026,253
CP ALL PCL, NVDR	682,300	1,004,415

		2,030,668

United Arab Emirates — 2.7%
Abu Dhabi Commercial Bank PJSC	314,089	769,627
Aldar Properties PJSC	927,994	1,288,547

		2,058,174

United Kingdom — 1.4%
Prudential PLC	106,621	1,095,271

United States — 3.9%
Cognizant Technology Solutions Corp., Class A	20,838	1,607,026
EPAM Systems, Inc. (a)	4,979	1,384,711

		2,991,737

Total Common Stocks — 96.7% (Cost: $68,311,671)		73,933,695

Preferred Securities

Preferred Stocks — 2.6%

Brazil — 1.9%
Banco Bradesco SA, Preference Shares	458,083	1,419,258

South Korea — 0.7%
Samsung Electronics Co. Ltd., Preference Shares	13,064	571,627

Total Preferred Securities — 2.6% (Cost: $1,777,384)		1,990,885

Total Long-Term Investments — 99.3% (Cost: $70,089,055)		75,924,580

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Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Sustainable Emerging Markets Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.21%(c)(d)	344,389	$344,389

Total Short-Term Securities — 0.4% (Cost: $344,389)		344,389

Total Investments — 99.7% (Cost: $70,433,444)		76,268,969

Other Assets Less Liabilities — 0.3%		206,436

Net Assets — 100.0%		$76,475,405

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,651,403	$—		$(1,307,014	)(a)	$—	$—	$344,389	344,389	$40,046		$—
SL Liquidity Series, LLC, Money Market Series(b)	—	298	(a)	—		(298)	—	—	—	270	(c)	—

						$(298)	$—	$344,389		$40,316		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Sustainable Emerging Markets Equity Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$6,818,276	$—	$—	$6,818,276
China	2,139,606	10,569,639	—	12,709,245
Greece	—	599,077	—	599,077
Hong Kong	—	1,311,252	—	1,311,252
Hungary	1,370,452	—	—	1,370,452
India	—	10,825,788	—	10,825,788
Indonesia	—	3,209,695	—	3,209,695
Kazakhstan	1,497,024	—	—	1,497,024
Mexico	4,482,853	—	—	4,482,853
South Africa	3,626,100	731,389	—	4,357,489
South Korea	—	8,110,403	—	8,110,403
Taiwan	1,049,511	9,416,780	—	10,466,291
Thailand	—	2,030,668	—	2,030,668
United Arab Emirates	2,058,174	—	—	2,058,174
United Kingdom	—	1,095,271	—	1,095,271
United States	2,991,737	—	—	2,991,737
Preferred Securities
Preferred Stocks
South Korea	—	571,627	—	571,627
Brazil	1,419,258	—	—	1,419,258
Short-Term Securities
Money Market Funds	344,389	—	—	344,389

	$27,797,380	$48,471,589	$—	$76,268,969

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

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